Consolidated Statements of Stockholders' Equity (USD $)	Total USD ($)	Common Stock	Common Stock Common Class A USD ($)	Common Stock Common Class B [Member] USD ($)	Preferred Stock USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit and Distributions USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Stockholders' equity, beginning of period at Dec. 31, 2009	$ 127,524,810		$ 19,460	$ 58,380	$ 50,940,352	$ 167,744,630	$ (91,238,012)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2009			1,946,003	5,838,009	43,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			551,971	1,655,913
Issuance of common stock	54,823,798		5,520	16,559		54,801,719
Issuance of stock dividends (in shares)			60,587	181,760
Issuance of stock dividends	(221)		606	1,818		6,275,981	(6,278,626)
Redemption of common stocks (in shares)			(8,689)	(26,066)
Redemption of common stock	(859,555)		(87)	(261)		(859,207)
Dividends on preferred stock					3,708,380	(3,708,380)
Commissions and discounts on stock sales and related dealer-manager fees	(4,072,095)					(4,072,095)
Other offering costs	(550,958)					(550,958)
Placement and structuring agent fees	(396,374)					(396,374)
Net loss	(15,809,720)						(15,809,720)
Stockholders' equity, end of period at Dec. 31, 2010	160,659,685		25,499	76,496	54,648,732	219,235,316	(113,326,358)
Stockholders' equity, end of period (in shares) at Dec. 31, 2010			2,549,872	7,649,616	43,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			550,153	1,650,459
Issuance of common stock	54,996,957		5,502	16,505		54,974,950
Issuance of stock dividends (in shares)			55,763	167,290
Issuance of stock dividends	221		558	1,673		5,346,820	(5,348,830)
Redemption of common stocks (in shares)		(37,042)	(9,261)	(27,782)
Redemption of common stock	(892,901)		(93)	(278)		(892,530)
Dividends on preferred stock					1,556,675	(1,556,675)
Redemptions of preferred stock (in shares)					(5,880)
Redemption of preferred stock	(7,519,908)				(7,519,908)
Commissions and discounts on stock sales and related dealer-manager fees	(4,836,283)					(4,836,283)
Other offering costs	(654,136)					(654,136)
Net loss	(11,945,363)						(11,945,363)
Stockholders' equity, end of period at Dec. 31, 2011	189,808,272		31,466	94,396	48,685,499	271,617,462	(130,620,551)
Stockholders' equity, end of period (in shares) at Dec. 31, 2011			3,146,527	9,439,583	37,748
Stockholders' equity, beginning of period at May. 08, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of common stocks (in shares)					(6,236)
Stockholders' equity, end of period at Dec. 31, 2012					48,600,055
Stockholders' equity, end of period (in shares) at Dec. 31, 2012					37,392
Stockholders' equity, beginning of period at Dec. 31, 2011	189,808,272		31,466	94,396	48,685,499	271,617,462	(130,620,551)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2011			3,146,527	9,439,583	37,748
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			41,445	124,331
Issuance of common stock	4,134,741		414	1,243		4,133,145	(61)
Redemption of common stocks (in shares)			(7,909)	(23,726)
Redemption of common stock	(743,115)		(79)	(237)		(742,799)
Dividends on preferred stock					280,003	(280,003)
Redemptions of preferred stock (in shares)					(356)
Redemption of preferred stock	(459,436)				(459,436)
Commissions and discounts on stock sales and related dealer-manager fees	(361,364)					(361,364)
Other offering costs	(48,752)					(48,752)
Write-off of due to affiliates	27,315,249					27,315,249
Net loss	(6,238,188)						(6,238,188)
Stockholders' equity, end of period at Sep. 30, 2012	213,407,407		31,801	95,402	48,506,066	301,632,938	(136,858,800)
Stockholders' equity, end of period (in shares) at Sep. 30, 2012			3,180,063	9,540,188	37,392
Stockholders' equity, beginning of period at Dec. 31, 2011	189,808,272		31,466	94,396	48,685,499	271,617,462	(130,620,551)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2011			3,146,527	9,439,583	37,748
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			41,444	124,331
Issuance of common stock	4,134,741		414	1,243		4,133,145	(61)
Redemption of common stocks (in shares)		(31,635)	(7,908)	(23,726)	(356)
Redemption of common stock	(743,115)		(79)	(237)		(742,799)
Dividends on preferred stock					373,992	(373,992)
Redemptions of preferred stock (in shares)					(356)
Redemption of preferred stock	(459,436)				(459,436)
Commissions and discounts on stock sales and related dealer-manager fees	(361,364)					(361,364)
Other offering costs	(48,752)					(48,752)
Write-off of due to affiliates	27,315,249					27,315,249
Net loss	(8,870,732)						(8,870,732)
Market value adjustment to interest rate swap	(687,674)							(687,674)
Stockholders' equity, end of period at Dec. 31, 2012	210,087,189		31,801	95,402	48,600,055	301,538,949	(139,491,344)	(687,674)
Stockholders' equity, end of period (in shares) at Dec. 31, 2012			3,180,063	9,540,188	37,392
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			300	900
Issuance of common stock	36,666		3	9		36,654
Forfeiture of restricted stock award (in shares)			(202)	(606)
Forfeiture of restricted stock award			(2)	(6)		(197)	205
Redemption of common stocks (in shares)	(30,829)		(7,707)	(23,122)
Redemption of common stock	(480,155)		(77)	(231)		(479,847)
Dividends on preferred stock					279,093	(279,093)
Net loss	(7,078,560)						(7,078,560)
Market value adjustment to interest rate swap	1,126,174							1,126,174
Stockholders' equity, end of period at Sep. 30, 2013	$ 203,691,314		$ 31,725	$ 95,174	$ 48,879,148	$ 300,816,466	$ (146,569,699)	$ 438,500
Stockholders' equity, end of period (in shares) at Sep. 30, 2013			3,172,454	9,517,360	37,392